Trade Receivables, Net (Details) - Schedule of trade receivables, net - USD ($) $ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Schedule of trade receivables, net [Abstract]
In NIS		$ 10,756	$ 8,357
In USD		11,219	14,920
Total open accounts		21,975	23,277
Checks receivable		133
Trade receivables, gross		22,108	23,277
Less allowance for doubtful accounts	[1]		(67)
Total Trade receivables, net		$ 22,108	$ 23,210

[1]	Allowance for doubtful accounts: